Annual Total Returns[BarChart] - NVIT Multi-Manager Small Cap Growth Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.65%)	13.44%	44.29%	2.81%	0.76%	8.30%	24.92%	(7.94%)	35.71%	40.89%